Stockholders' Equity (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity, Class of Treasury Stock [Line Items]
Common stock, authorized	300,000,000	300,000,000
Preferred stock, shares authorized	1,738,619
Preferred stock, par value	$ 1.00
Common stock, par value	$ 0.5	$ 0.5
Direct Stock Purchase Plan discount from current market value	5.00%
Issue of common shares under dividend reinvestment plan	569,392,000	588,745,000	670,538,000
Common stock sold under dividend reinvestment plan	$ 12,921	$ 12,304	$ 11,966
Shares remain available for repurchase	548,278
Acquire Water System [Member]
Equity, Class of Treasury Stock [Line Items]
Remaining common stock available for use	1,904,487